Subsequent Events (Details) (Subsequent Event [Member])	0 Months Ended
Feb. 08, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Term of employee incentive plans	10 years
Maximum percentage of annual adjusted net profits of Group distributed to eligible employees	10.00%
Maximum percentage of adjusted net profits of specified projects distributed to eligible employees	20.00%